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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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 1.    Name and address of issuer:

       Artisan Funds, Inc.
       875 East Wisconsin Avenue
       Suite 800
       Milwaukee, Wisconsin 53202
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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
       check the box but do not list series or classes):       [X]

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 3.    Investment Company Act File Number:    811-8932

       Securities Act File Number:            33-88316
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 4(a)  Last day of fiscal year for which this notice is filed:   September 30, 2006

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 4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c). [_] Check box if this is the last time the issuer will be filing this Form.

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 5.    Calculation of registration fee:

       (i)   Aggregate sale price of securities sold
             during the fiscal year pursuant to section
             24(f):                                                      $7,677,265,425

       (ii)  Aggregate price of securities redeemed or    $7,106,170,499
             repurchased during the fiscal year:

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

       (iv)  Total available redemption credits [add
             Items 5(ii) and 5(iii):                                     -$7,106,170,499

       (v)   Net sales - if Item 5(i) is greater than
             Item 5(iv) [subtract Item 5(iv) from Item
             5(i)]:                                                      $571,094,926

       (vi)  Redemption credits available for use in      $ (     )
             future years -- if Item 5(i) is less than
             Item 5(iv) [subtract Item 5(iv) from Item
             5(i)]:

       (vii) Multiplier for determining registration fee
             (See Instruction C.9):                                      x.000107
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    (viii) Registration fee due [multiply Item 5(v) by                   $61,108
           Item 5(vii)] (enter "0" if no fee is due):
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 6. Prepaid Shares
    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of
    1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____.
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 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
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 8. Total of the amount of the registration fee due plus any             $61,108
    interest due [line 5(viii) plus line 7]
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 9. Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:

    December 14, 2006:  $17,533

    December 15, 2006:   43,575
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                        $61,108

    Method of Delivery:

              [X] Wire Transfer
              [_] Mail or other means
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                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*    /s/ Lawrence A. Totsky
                               -------------------------------------------------
                               Lawrence A. Totsky
                               Chief Financial Officer and Treasurer
                               -------------------------------------------------
   Date December 18, 2006
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 *Please print the name and title of the signing officer below the signature.